Oct. 28, 2019

BRIDGE BUILDER TRUST

Bridge Builder Large Cap Value Fund

Supplement dated May 4, 2020

to the Prospectus dated October 28, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.        Effective May 4, 2020, LSV Asset Management and T. Rowe Price Associates, Inc., will each be added as a subadviser to the Bridge Builder Large Cap Value Fund.

Accordingly, effective May 4, 2020, the Prospectus is hereby supplemented and revised as follows:

1.
The fourth paragraph under the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser may allocate Fund assets for each investment strategy to the following Sub-advisers: Artisan Partners Limited Partnership (“Artisan”); Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”); BlackRock Investment Management, LLC (“BlackRock”); LSV Asset Management (“LSV”); T. Rowe Price Associates, Inc. (“T. Rowe Price”); and Wellington Management Company LLP (“Wellington Management”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

2.	The following paragraphs are hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund”:

LSV’s Principal Investment Strategies

LSV primarily invests in large and medium capitalization U.S. companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.

T. Rowe Price’s Principal Investment Strategies

T. Rowe Price’s active investment approach emphasizes the value of large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. T. Rowe Price typically employees a “value” approach in selecting investments. T. Rowe Price’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments for its allocated portion of the Fund, T. Rowe Price generally looks for companies in the aggregate with one or more of the following: an established operating history; above-average dividend yield relative to the broader equity market; low price/earnings ratio relative to the broader equity market; a sound balance sheet and other positive financial characteristics; or low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price typically invests in U.S. common stocks and may invest in foreign stocks. The portion of the Fund managed by T. Rowe Price may also at times invest significantly in certain sectors, such as the financials sector.

3.
The following “Sector Focus Risk” is hereby added after the “Regulatory and Judicial Risk” in the sub-section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund”:

•
Sector Focus Risk. Because the Fund may invest a significant portion of its assets in the financial sector of the market, the Fund may be more affected by events influencing the financial sector than a fund that is more diversified across numerous sectors. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.